Other Intangible Assets, Net - Estimated Future Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
2023	$ 112
2024	98
2025	72
2026	42
2027	20
Thereafter	61
Net Amount	$ 405	$ 438